Note 21 - Deferred Income Tax (Details Textual) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 173.3
Unused tax losses for which no deferred tax asset recognised, percent expiring in less than one year	2.10%
Unused tax losses for which no deferred tax asset recognised, percent expiring between two and five years	27.80%
Unused tax losses for which no deferred tax asset recognised, percent expiring in more than five years	70.10%
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets related to taxable losses of subsidiaries	$ 461.0